Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Reconciliation of Effective Tax Rate from Federal Statutory Tax Rate

A reconciliation of the Company’s effective tax rate from the Canadian federal statutory tax rate for the years ended December 31, 2012 and 2011 is as follows:

	December 31
	2012	2011
Statutory rate	25.0%	26.5%
Non-temporary differences	1.7	1.6
Rate difference from statutory rate	(6.0)	(7.4)
Return to provision	(0.8)	4.9
Change in tax rates on temporary differences	0.1	(0.2)
Change in valuation allowance	8.1	70.9
Other	(0.1)	—

Effective tax rate	28.0%	96.3%

Summary of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2012 and 2011 is set forth below:

	December 31
	2012	2011
Current
Canada	$(45,780)	$(22,168)
U.S.	—	—
International	(99)	(72)

Total current tax expense	$(45,879)	$(22,240)

Deferred
Canada	$8,788	$(32,094)
U.S.	1,000	(70,991)
International	—	—

Total deferred tax recovery / (expense)	$9,788	$(103,085)

Total income tax expense	$(36,091)	$(125,325)

Summary of Differences that Give Rise to Net Deferred Tax (Assets) / Liabilities

The differences that give rise to the net deferred tax (assets) / liabilities are as follows:

	December 31
	2012	2011
Net deferred tax (assets) / liabilities
Differences relating to land and housing inventory	$16,209	$22,123
Compensation deductible for tax purposes when paid	(6,133)	(1,868)
Differences related to derivative instruments	(3,373)	(4,780)
Operating loss carry-forwards	(120,175)	(79,714)
Other	307	(268)

Net deferred tax assets before valuation allowance	(113,165)	(64,507)
Cumulative valuation allowance	102,613	92,280

Net deferred tax (assets) / liabilities	$(10,552)	$27,773